Treasury Stock	12 Months Ended
Dec. 31, 2019
TREASURY STOCK [Abstract]
Treasury Stock

14.           TREASURY STOCK

On August 3, 2019, the Company’s board of directors authorized a repurchase program of up to US$50 million of the Company’s outstanding ADSs over a twelve-month period from August 3, 2019 to August 2, 2020. As of December 31, 2019, the Company had repurchased under the program an aggregate of 8,690,618 ADSs, representing 8,690,618 Class A ordinary shares, at an average price of US$4.80 per ADS, or US$4.80 per Class A ordinary share, for aggregate consideration of US$42,016, including trading commissions. The repurchased shares were recorded at their historical cost of US$42,016 and were not canceled.

The treasury stock account also includes 5,805,000 and 5,520,000 Class A ordinary shares that were issued upon the early exercise of options (See “Option Modification” in Note 15—Share-based Compensation), but remained subject to original vesting restrictions both before and after exercise, and remained unvested as of December 31, 2018 and 2019, respectively. Although the Class A Ordinary Shares have been determined to be treasury stock for accounting purposes, they are outstanding for legal purposes, given that the underlying shares were placed in trusts with the original option grantees as beneficiaries.